Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Reconciliation of Expected Income Tax Benefit Computed Using Federal Statutory Income Tax Rate To Company's Effective Income Tax Rate
A reconciliation of the provision for income taxes computed at the statutory federal income tax rate to the provision for income taxes as reflected in the consolidated financial statements is as follows:

	2024	2023
Income tax computed at federal statutory tax rate	21.0%	21.0%
State taxes, net of federal benefit	5.5%	5.9%
Research and development credits	5.8%	7.9%
Expiration of stock options	(7.7)%	(3.1)%
Permanent differences	(2.4)%	1.4%
Limitations on credits and net operating losses	(1.2)%	(1.7)%
Change in valuation allowance	(21.0)%	(31.4)%
	—	—

Summary of Components of Deferred Tax Assets
The significant components of the Company’s deferred tax assets as of December 31, 2024 and 2023 were as follows:

	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$16,116	$12,866
Capitalized research and experimental costs	7,836	7,642
Research and development credit carryforwards	1,945	1,528
Stock-based compensation	183	873
Capitalized start-up expenses	135	153
Lease liability	—	2,977
Other	309	1,303
Total deferred tax assets	26,524	27,342
Deferred tax liabilities:
Right of use asset	—	(2,816)
Total deferred tax liabilities		(2,816)
Valuation allowance	(26,524)	(24,526)
Net deferred tax liabilities	$—	$—

Summary of Roll-forward of Gross Uncertain Tax Positions
The roll-forward of the Company’s gross uncertain tax positions is as follows:

Gross Uncertain Tax Position
Balance — January 1, 2023	$229
Additions for current year tax positions	276
Balance — December 31, 2023	505
Additions for current year tax positions	139
Balance — December 31, 2024	$644